Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrants
Schedule of Rollforward of Common Stock Warrants Outstanding

The following table summarizes warrant activity for the year ended December 31, 2025:

	Number of Common Warrants	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding January 1, 2025	934,373	$55.01
Warrants Expired	(551,785)	79.15
Outstanding December 31, 2025	382,588	$20.20	0.82	$-

Schedule of Warrants Outstanding and Exercisable

Issue Date	Adjusted Exercise Price	Expiration Date	Number of Shares Underlying Warrants
December 17, 2021	$14.99	December 15, 2026	36,538
December 17, 2021	$13.99	December 17, 2026	281,047
Total			317,585

The following represents a summary of the warrants outstanding at December 31, 2025, all of which are equity-classified:

Issue Date	Adjusted Exercise Price	Expiration Date	Number of Shares Underlying Warrants
December 17, 2021	$14.99	December 15, 2026	36,538
December 17, 2021	$13.99	December 17, 2026	281,047
February 16, 2021	$49.99	February 11, 2026	65,003
Total			382,588